BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
BASIS OF PREPARATION

2.	BASIS OF PREPARATION

2.1 Basis of consolidation

The consolidated financial statements include the financial statements of Creator Capital Limited and its subsidiaries listed in the following table:

		% equity interest as at
		31 December 2011	31 December 2010	1 January 2010

Creator Capital (Nevada) Inc.	United States	100%	100%	100%
Creator Island Equities Inc.	Canada	100%	100%	100%

2.2 Basis of presentation

These consolidated financial statements of Creator Capital Limited and its subsidiaries (collectively, the “Company”) have been prepared on the historical cost basis except for certain financial instruments which are measured at fair value, as explained in Note 15, and are presented in U.S. dollars except where otherwise indicated.

2.3 Statement of compliance

The consolidated financial statements of the Company, including comparative, have been prepared in accordance with and using accounting policies in full compliance with International Financial Reporting Standards (“IFRS”) and International Accounting Standards (“IAS”) issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”), effective for the Company’s reporting for the year ended 31 December 2011.

2.4 Adoption of new and revised standards and interpretations

The IASB issued a number of new and revised IASs, IFRSs, amendments and related IFRICs which are effective for the Company’s financial year beginning on 1 January 2011. For the purpose of preparing and presenting the consolidated financial statements, the Company has consistently adopted all these new standards for the years ended 31 December 2011 and 2010.

At the date of authorization of these consolidated financial statements, the IASB and IFRIC have issued the following new and revised standards, amendments and interpretations which are not yet effective during the year ended 31 December 2011.

·         IFRS 9 ‘Financial Instruments: Classification and Measurement’ is a new financial instruments standard effective for annual periods beginning on or after 1 January 2015 that replaces IAS 39 and IFRIC 9 for classification and measurement of financial assets and financial liabilities.

·         IFRS 10 ‘Consolidated Financial Statements’ is a new standard effective for annual periods beginning on or after 1 January 2013 that replaces consolidation requirements in IAS 27 (as amended in 2008) and SIC-12.

· IFRS 13 ‘Fair Value Measurement’ is a new standard effective for annual periods beginning on or after 1 January 2013 that replaces fair value measurement guidance in other IFRSs.

·         IAS 1 (Amendment) ‘Presentation of Financial Statements’ is effective for annual periods beginning on or after 1 July 2012 and includes amendments regarding Presentation of Items of Other Comprehensive Income.

· IAS 27 (Amendment) ‘Separate Financial Statements’ is effective for annual periods beginning on or after 1 January 2013 that prescribes the accounting and disclosure requirements for investments in subsidiaries, joint ventures and associates when an entity prepares separate financial statements.

The Company has not early adopted these standards, amendments and interpretations and anticipates that the application of these standards, amendments and interpretations will not have a material impact on the financial position and financial performance of the Company.